Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash [Abstract]
Disclosure of cash position [Table Text Block]
	December 31,	December 31,
	2025	2024
	$	$

Cash held in U.S. dollars	130,509	48,223
Cash held in Canadian dollars (i)	11,622	10,873
Total cash	142,131	59,096